SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Net loss attributable to the owners of the Company		$ (23,638)	$ (10,693)
Basic loss per share	[1],[2]	$ (209)	$ (4)
Diluted loss per share	[1],[2]	$ (209)	$ (4)
Weighted average number of ordinary shares used in calculating basic loss per share	[2]	113	1
Weighted average number of ordinary shares used in calculating diluted loss per share	[2]	113	1

[1]	Reclassification ** The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”) (see also Note 1.E – 1.H)
[2]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on, July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). see also notes 1.E – 1.H.